20. Provision, Contingencies, and Commitments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfProvisionsLineItems [Line Items]
Provisions by nature, beginning	R$ 779,782
Additions	48,497
Write-offs	(135,990)
Monetary restatement	31,155
Opening balance CBL S.A.	202,352
Provisions by nature, ending	925,796
Current	64,550	R$ 52,694
Non-current	861,246	R$ 727,088
IRPJ and CSLL
SummaryOfProvisionsLineItems [Line Items]
Provisions by nature, beginning	473,490
Additions	0
Write-offs	(2,163)
Monetary restatement	25,285
Opening balance CBL S.A.	19,217
Provisions by nature, ending	515,829
PIS and COFINS
SummaryOfProvisionsLineItems [Line Items]
Provisions by nature, beginning	141,112
Additions	0
Write-offs	(109,463)
Monetary restatement	3,278
Opening balance CBL S.A.	0
Provisions by nature, ending	34,927
ICMS
SummaryOfProvisionsLineItems [Line Items]
Provisions by nature, beginning	17,099
Additions	1,864
Write-offs	(7,795)
Monetary restatement	533
Opening balance CBL S.A.	100,083
Provisions by nature, ending	111,784
Civil, environmental and regulatory claims
SummaryOfProvisionsLineItems [Line Items]
Provisions by nature, beginning	69,350
Additions	22,026
Write-offs	(3,269)
Monetary restatement	330
Opening balance CBL S.A.	859
Provisions by nature, ending	89,296
Labor litigation
SummaryOfProvisionsLineItems [Line Items]
Provisions by nature, beginning	65,162
Additions	23,973
Write-offs	(11,899)
Monetary restatement	1,145
Opening balance CBL S.A.	4,044
Provisions by nature, ending	82,425
IPI
SummaryOfProvisionsLineItems [Line Items]
Provisions by nature, beginning	0
Additions	0
Write-offs	0
Monetary restatement	0
Opening balance CBL S.A.	78,067
Provisions by nature, ending	78,067
Other provisions
SummaryOfProvisionsLineItems [Line Items]
Provisions by nature, beginning	13,569
Additions	634
Write-offs	(1,401)
Monetary restatement	584
Opening balance CBL S.A.	82
Provisions by nature, ending	R$ 13,468